Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Nov. 30, 2015	Nov. 30, 2025	Nov. 30, 2016	Nov. 30, 2017	Nov. 30, 2018	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2024	Nov. 30, 2025
C000024768
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares with sales load
Accumulated Value	$ 9,545		$ 10,087	$ 10,782	$ 10,509	$ 11,921	$ 12,952	$ 13,005	$ 11,216	$ 11,583	$ 12,480	$ 13,169
C000024770
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares with sales load
Accumulated Value	10,000		10,479	11,130	10,750	12,084	13,028	12,974	11,109	11,390	12,273	12,950
C000024771
Account Value [Line Items]
Line Graph and Table Measure Name		Class F Shares with sales load
Accumulated Value	9,902		10,456	11,183	10,890	12,354	13,426	13,480	11,629	12,020	12,941	13,663
C000062220
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		10,589	11,358	11,086	12,607	13,732	13,823	11,950	12,388	13,364	14,137
C000173769
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Accumulated Value	10,000		10,568	11,333	11,063	12,580	13,704	13,797	11,948	12,372	13,364	14,137
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,217	10,546	10,404	11,527	12,366	12,224	10,654	10,780	11,521	12,178
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,217	10,546	10,404	11,527	12,366	12,224	10,654	10,780	11,521	12,178
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,217	10,546	10,404	11,527	12,366	12,224	10,654	10,780	11,521	12,178
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,217	10,546	10,404	11,527	12,366	12,224	10,654	10,780	11,521	12,178
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,217	10,546	10,404	11,527	12,366	12,224	10,654	10,780	11,521	12,178
FEDERATED INDEX: Bloomberg US Credit Index (BUSC)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Credit Index
Accumulated Value	10,000		10,419	11,042	10,733	12,362	13,495	13,421	11,414	11,799	12,785	13,552
FEDERATED INDEX: (Blended Index) BHY2%ICI
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Index
Accumulated Value	10,000		10,615	11,333	11,106	12,641	13,744	13,866	12,001	12,565	13,751	14,630
FEDERATED INDEX: Lipper Corporate Debt Funds BBB-Rated Average (LCDBBB)
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Corporate Debt Funds BBB-Rated Average
Accumulated Value	10,000		10,448	11,102	10,749	12,356	13,567	13,514	11,400	11,724	12,744	13,436
FEDERATED INDEX: Bloomberg US Credit Index (BUSC)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Credit Index
Accumulated Value	10,000		10,419	11,042	10,733	12,362	13,495	13,421	11,414	11,799	12,785	13,552
FEDERATED INDEX: (Blended Index) BHY2%ICI
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Index
Accumulated Value	10,000		10,615	11,333	11,106	12,641	13,744	13,866	12,001	12,565	13,751	14,630
FEDERATED INDEX: Lipper Corporate Debt Funds BBB-Rated Average (LCDBBB)
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Corporate Debt Funds BBB-Rated Average
Accumulated Value	10,000		10,448	11,102	10,749	12,356	13,567	13,514	11,400	11,724	12,744	13,436
FEDERATED INDEX: Bloomberg US Credit Index (BUSC)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Credit Index
Accumulated Value	10,000		10,419	11,042	10,733	12,362	13,495	13,421	11,414	11,799	12,785	13,552
FEDERATED INDEX: (Blended Index) BHY2%ICI
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Index
Accumulated Value	10,000		10,615	11,333	11,106	12,641	13,744	13,866	12,001	12,565	13,751	14,630
FEDERATED INDEX: Lipper Corporate Debt Funds BBB-Rated Average (LCDBBB)
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Corporate Debt Funds BBB-Rated Average
Accumulated Value	10,000		10,448	11,102	10,749	12,356	13,567	13,514	11,400	11,724	12,744	13,436
FEDERATED INDEX: Bloomberg US Credit Index (BUSC)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Credit Index
Accumulated Value	10,000		10,419	11,042	10,733	12,362	13,495	13,421	11,414	11,799	12,785	13,552
FEDERATED INDEX: (Blended Index) BHY2%ICI
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Index
Accumulated Value	10,000		10,615	11,333	11,106	12,641	13,744	13,866	12,001	12,565	13,751	14,630
FEDERATED INDEX: Lipper Corporate Debt Funds BBB-Rated Average (LCDBBB)
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Corporate Debt Funds BBB-Rated Average
Accumulated Value	10,000		10,448	11,102	10,749	12,356	13,567	13,514	11,400	11,724	12,744	13,436
FEDERATED INDEX: Bloomberg US Credit Index (BUSC)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Credit Index
Accumulated Value	10,000		10,419	11,042	10,733	12,362	13,495	13,421	11,414	11,799	12,785	13,552
FEDERATED INDEX: (Blended Index) BHY2%ICI
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Index
Accumulated Value	10,000		10,615	11,333	11,106	12,641	13,744	13,866	12,001	12,565	13,751	14,630
FEDERATED INDEX: Lipper Corporate Debt Funds BBB-Rated Average (LCDBBB)
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Corporate Debt Funds BBB-Rated Average
Accumulated Value	$ 10,000		$ 10,448	$ 11,102	$ 10,749	$ 12,356	$ 13,567	$ 13,514	$ 11,400	$ 11,724	$ 12,744	$ 13,436